Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2020 Fund

June 30, 2019

Z20-QTLY-0819
1.9884236.102

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.9%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	143	$1,434
Fidelity Series Blue Chip Growth Fund (a)	165	2,517
Fidelity Series Commodity Strategy Fund (a)	725	3,413
Fidelity Series Growth Company Fund (a)	294	5,096
Fidelity Series Intrinsic Opportunities Fund (a)	372	6,109
Fidelity Series Large Cap Stock Fund (a)	362	5,422
Fidelity Series Large Cap Value Index Fund (a)	119	1,536
Fidelity Series Opportunistic Insights Fund (a)	150	2,784
Fidelity Series Small Cap Discovery Fund (a)	66	727
Fidelity Series Small Cap Opportunities Fund (a)	162	2,254
Fidelity Series Stock Selector Large Cap Value Fund (a)	350	4,310
Fidelity Series Value Discovery Fund (a)	230	2,957
TOTAL DOMESTIC EQUITY FUNDS
(Cost $38,187)		38,559

International Equity Funds - 20.9%
Fidelity Series Canada Fund (a)	66	722
Fidelity Series Emerging Markets Fund (a)	85	813
Fidelity Series Emerging Markets Opportunities Fund (a)	382	7,298
Fidelity Series International Growth Fund (a)	415	6,759
Fidelity Series International Small Cap Fund (a)	92	1,494
Fidelity Series International Value Fund (a)	689	6,631
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $23,480)		23,717

Bond Funds - 36.3%
Fidelity Series Emerging Markets Debt Fund (a)	82	802
Fidelity Series Floating Rate High Income Fund (a)	18	168
Fidelity Series High Income Fund (a)	90	853
Fidelity Series Inflation-Protected Bond Index Fund (a)	620	6,208
Fidelity Series International Credit Fund (a)	7	71
Fidelity Series Investment Grade Bond Fund (a)	2,385	27,260
Fidelity Series Long-Term Treasury Bond Index Fund (a)	577	5,368
Fidelity Series Real Estate Income Fund (a)	48	534
TOTAL BOND FUNDS
(Cost $40,316)		41,264

Short-Term Funds - 8.9%
Fidelity Series Government Money Market Fund 2.44% (a)(b)	8,213	8,213
Fidelity Series Short-Term Credit Fund (a)	188	1,894
TOTAL SHORT-TERM FUNDS
(Cost $10,091)		10,107
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $112,074)		113,647
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$113,648

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,415	$24	$65	$--	$(19)	$79	$1,434
Fidelity Series Blue Chip Growth Fund	2,561	68	203	--	18	73	2,517
Fidelity Series Canada Fund	657	38	13	--	--	40	722
Fidelity Series Commodity Strategy Fund	3,285	176	5	--	(1)	(42)	3,413
Fidelity Series Emerging Markets Debt Fund	770	31	10	12	(1)	12	802
Fidelity Series Emerging Markets Fund	746	80	1	--	--	(12)	813
Fidelity Series Emerging Markets Opportunities Fund	6,759	398	85	--	--	226	7,298
Fidelity Series Floating Rate High Income Fund	163	4	--	2	--	1	168
Fidelity Series Government Money Market Fund 2.44%	7,418	903	108	46	--	--	8,213
Fidelity Series Growth Company Fund	5,179	64	281	--	15	119	5,096
Fidelity Series High Income Fund	829	15	2	13	--	11	853
Fidelity Series Inflation-Protected Bond Index Fund	5,994	189	117	6	--	142	6,208
Fidelity Series International Credit Fund	69	--	--	--	--	2	71
Fidelity Series International Growth Fund	6,126	374	202	--	6	455	6,759
Fidelity Series International Small Cap Fund	1,469	--	41	--	(1)	67	1,494
Fidelity Series International Value Fund	6,086	396	91	--	(5)	245	6,631
Fidelity Series Intrinsic Opportunities Fund	6,350	--	224	--	(23)	6	6,109
Fidelity Series Investment Grade Bond Fund	26,338	1,039	713	214	2	594	27,260
Fidelity Series Large Cap Stock Fund	5,488	82	277	37	2	127	5,422
Fidelity Series Large Cap Value Index Fund	1,534	18	77	--	5	56	1,536
Fidelity Series Long-Term Treasury Bond Index Fund	5,638	260	824	40	40	254	5,368
Fidelity Series Opportunistic Insights Fund	2,791	32	205	--	11	155	2,784
Fidelity Series Real Estate Income Fund	516	14	5	8	--	9	534
Fidelity Series Short-Term Credit Fund	1,855	56	32	13	--	15	1,894
Fidelity Series Small Cap Discovery Fund	734	16	22	16	--	(1)	727
Fidelity Series Small Cap Opportunities Fund	2,281	--	109	--	(3)	85	2,254
Fidelity Series Stock Selector Large Cap Value Fund	4,193	44	111	--	(4)	188	4,310
Fidelity Series Value Discovery Fund	2,964	3	93	--	(3)	86	2,957
	$110,208	$4,324	$3,916	$407	$39	$2,992	$113,647

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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